121 State Street Albany, New York 12207 ------ Administration Office: PO Box 750497 Topeka, KS 66675-0497

March 10, 2026                                                                                                                                                                                                                                                                                                     VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj	Variable Annuity Account B
1940 Act Registration Number: 811‑21613
1933 Act Registration Numbers: 333-118136 and 333-120600
CIK: 0001299953
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account A, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AB Variable Products Series Fund, Inc.	0000825316	February 20, 2026
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 20, 2026
ALPS Variable Investment Trust	0001382990	March 4, 2026
American Funds Insurance Series	0000729528	March 9, 2026
BlackRock Variable Series Funds, Inc.	0000355916	February 20, 2026
BlackRock Variable Series Funds II, Inc.	0001738072	February 20, 2026
BNY Mellon Investment Portfolios	0001056707	February 12, 2026
BNY Mellon Variable Investment Fund	0000813383	February 12, 2026
Franklin Templeton Variable Insurance Products Trust	0000837274	February 25, 2026
Guggenheim Variable Funds Trust	0000217087	March 9, 2026
Ivy Variable Insurance Portfolios	0000810016	March 6, 2026
Janus Aspen Series	0000906185	February 27, 2026
Legg Mason Partners Variable Equity Trust	0001176343	February 25, 2026
Legg Mason Partners Variable Income Trust	0000874835	February 24, 2026
Lincoln Variable Insurance Products Trust	0000914036	March 6, 2026
Lord Abbett Series Fund, Inc.	0000855396	February 25, 2026
MFS® Variable Insurance Trust	0000918571	February 25, 2026
MFS® Variable Insurance Trust II	0000719269	February 25, 2026
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	March 5, 2026
Neuberger Berman Advisers Management Trust	0000736913	February 20, 2026
New Age Alpha Variable Funds Trust	0002013968	March 10, 2026
PIMCO Variable Insurance Trust	0001047304	February 26, 2026
Putnam Variable Trust	0000822671	February 25,2026 February 26, 2026
Royce Capital Fund	0001006387	February 27, 2026
Rydex Variable Trust	0001064046	March 6, 2026
T. Rowe Price Equity Series, Inc.	0000918294	February 18, 2026
Variable Insurance Products Fund	0000356494	February 20, 2026
Variable Insurance Products Fund III	0000927384	February 20, 2026

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

 /ALISON POLLOCK/

Alison Pollock
Second Vice President, Assistant General Counsel
    and Assistant Secretary
First Security Benefit Life Insurance
   and Annuity Company of New York